[Letterhead of Pacific Life]
CHARLENE GRANT, ESQ.
Assistant Vice President
Insurance Counsel Law Department
Telephone (949) 219-7286
Fax (949) 219-6952
Charlene.Grant@pacificlife.com
February 13, 2009
Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549-4644

Re:	Pacific Select Exec Separate Account of Pacific Life Insurance Company Pacific Select Exec IV Flexible Premium Life Insurance Policy Post-Effective Amendment No. 4, File No. 333-150092
Dear Sir or Madam:
On behalf of the Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached is an electronic filing of Post-Effective Amendment No. 4 to the Separate Account’s Registration Statement on Form N-6. This Registration Statement relates to a variable life insurance policy designated as the Pacific Select Exec IV Flexible Premium Variable Life Insurance Policy (“Select Exec IV”) which is funded by the Separate Account.
This Post-Effective Amendment is being filed to add two new versions of the “Surrender Value Enhancement Rider” optional riders to Select Exec IV. The rider forms and prospectus disclosure are identical to the Surrender Value Enhancement Rider — Individual and Surrender Value Enhancement Rider — Trust/Executive Benefit already filed with M’s Versatile Product, except that:
•	the language is clear that these are term insurance riders

•	the pricing for each rider is a little different than the previous versions.
Also, effective May 1, 2009 or, if later, when this Post-Effective Amendment has gone effective and the riders are approved in the states in which they will be offered, the original Surrender Value Enhancement Rider — Individual and Surrender Value Enhancement Rider — Trust/Executive Benefit will no longer be offered for sale.
No fees are required in connection with this filing.
Please contact me with any questions or comments.

Sincerely,
/s/CHARLENE GRANT
Charlene Grant